Significant Accounting Policies - Additional Information (Detail) ₨ / shares in Units, $ in Millions		12 Months Ended
	Apr. 01, 2018 INR (₨)	Mar. 31, 2019 INR (₨) Vote ₨ / shares shares	Mar. 31, 2018 INR (₨) Vote ₨ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 08, 2019 ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Disclosure of classes of share capital [line items]
Authorized share capital		₨ 25,274,000,000
Par value per share | ₨ / shares			₨ 2		₨ 2	₨ 2
Number of vote | Vote		1	1
Undistributed earnings after taxes not freely available for distribution		₨ 1,139,000,000	₨ 1,139,000,000			₨ 1,139,000,000
Capital redemption reserve		0	767,000,000			80,000,000
Unbilled receivables		22,880,000,000	42,486,000,000	$ 331
Unearned revenue		14,570,000,000
Unbilled revenue recognized On contract assets	₨ 17,469,000,000	13,558,000,000
Transaction price allocated to remaining performance obligations		₨ 373,879,000,000
Percentage of transaction price allocated to remaining performance obligation as revenues		59.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue		approximately 59% is expected to be recognized as revenues within two years, and the remainder thereafter.
Lease liabilities		₨ 15,867,000,000
Right of use asset		13,266,000,000
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of classes of share capital [line items]
Expected reduction in opening retained earnings on adoption of IFRS 15		(2,279,000,000)
Non financial contract assets		15,038,000,000
Unbilled receivables		22,880,000,000
Special economic zone re-investment reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes not freely available for distribution		₨ 28,565,000,000	₨ 0			₨ 0
Bottom of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity		20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity		50.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares		27,353,853	23,097,216	27,353,853		13,728,607
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		12,504,500,000		12,504,500,000
Par value per share | ₨ / shares		₨ 2
Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		25,000,000		25,000,000
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		150,000		150,000
Par value per share | ₨ / shares		₨ 100